REAL ESTATE AND ACCUMULATED DEPRECIATION (Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment in Real Estate:
Beginning balance	$ 5,287,463	$ 5,064,294	$ 5,054,564
Additions	409,603	374,223	225,461
Impairment/write-offs	(136,658)	(125,964)	(111,820)
Sales/disposals	(116,149)	(25,090)	(85,709)
Assets held for sale	0	0	(18,202)
Ending balance	5,444,259	5,287,463	5,064,294
Accumulated Depreciation:
Beginning balance	1,182,244	1,028,379	894,001
Depreciation expense	269,664	258,441	247,220
Impairment/write-offs	(103,038)	(102,410)	(101,008)
Sales/disposals	(13,054)	(2,166)	(11,364)
Assets held for sale	0	0	(470)
Ending balance	1,335,816	1,182,244	1,028,379
Investment in Real Estate, net	$ 4,108,443	$ 4,105,219	$ 4,035,915